Discontinued Operations (Details) - Schedule of Operations of the Discontinued Group - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operations of the Discontinued Group [Abstract]
Revenue		$ 2,348,423	$ 214,346	$ 7,650,389	$ 9,453,309	$ 3,057,877
Cost of revenue		575,076	10,119	1,916,454	2,418,322	685,603
Gross profit		1,773,347	204,227	5,733,935	7,034,987	2,372,274
Research and development					1,807,068	379,943
Sales and marketing		928,221	171,753	3,319,428	4,166,545	1,399,908
General and administrative					472,479	248,578
Depreciation and amortization		567,259	24,507	1,619,478	2,212,438	560,599
Impairment of long-lived assets				9,037,642	22,811,310	29,196
Changes in fair value of contingent consideration					(4,016,194)
Interest expense					596	794
Loss from discontinued operations before income taxes		2,869,908	(115,398)	(7,240,811)	(20,419,255)	(246,744)
Income tax benefit					(12,919)	(1,500)
Net loss from discontinued operations, net of tax		$ 2,869,908	$ 97,203	$ (7,720,811)	$ (20,432,174)	$ (248,244)